Revenues (Details) - Schedule of changes in deferred revenue - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Schedule Of Changes In Deferred Revenue Abstract
Deferred revenue	$ 73,673	$ 76,265